Other Investments - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Valuation losses on other investments recognized to reflect the decline in fair value	¥ 2,570	¥ 1,758	¥ 143
Conversion ratio of common shares			0.191
Gain on nonmonetary exchange of securities		2,774
Investments in non-traded and unaffiliated companies	9,306	10,025
MS&AD Insurance Group Holdings, Inc.
Schedule of Available-for-sale Securities [Line Items]
Fair value of common shares		4,140
Nissay Dowa General Insurance Co., Ltd
Schedule of Available-for-sale Securities [Line Items]
Carrying amount of common shares		¥ 1,366